Financial Instruments - Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 16
Ending Balance	291
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	16
Ending Balance	291
Level 3 [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	16
Gain recognized within other operating gains, net	275
Ending Balance	$ 291